Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Unrealized gain (loss) arising during period, tax expense (benefit)	$ 1,397	$ (4,577)	$ 12,302	$ 16,962	$ (3,180)	$ 29,263	$ 38,333	$ 4,236	$ (6,008)
Reclassification adjustment for loss (gain) on securities, tax	(23)	0	0	22	(23)	22	95	1	(408)
Changes in pension plan benefits, tax							263	(81)	(23)
Unrealized holding gain (loss) on cash flow hedge, tax	73	(13)	96	133	61	230	457	0	0
Reclassification adjustment for losses (gains) included in net income, tax	$ (89)	$ (76)	$ 23	$ 16	$ (166)	$ 38	$ (35)	$ 0	$ 0